Bank Loans (Details) - Schedule of Outstanding Balance of Short-Term Bank Loans (Parentheticals) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Loans from Bank of Communication [Member]
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Items]
Aggregated carrying value	$ 2.2	$ 2.3
Loan from SPD Bank [Member]
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Items]
Fixed interest rate	4.10%	4.10%
Aggregated carrying value	$ 1.6	$ 1.7
Maturity date	June 28, 2024	June 28, 2024
Minimum [Member] | Loans from Bank of Communication [Member]
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Items]
Fixed interest rate	3.90%	3.90%
Maturity date	January 16, 2024	January 16, 2024
Maximum [Member] | Loans from Bank of Communication [Member]
Schedule of Outstanding Balance of Short-Term Bank Loans [Line Items]
Fixed interest rate	4.20%	4.20%
Maturity date	April 10, 2025	April 10, 2025